CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Foreign currency translation adjustment - the Company [Member]	Retained earnings (accumulated deficit) [Member]	Non-controlling interests [Member]	Total
Balance at Dec. 31, 2018	$ 6,721	$ 94,205	$ (1,827)	$ 2,795	$ (20,678)	$ 0	$ 81,216
Balance, shares at Dec. 31, 2018	23,049,639
Issuance of shares upon exercise of employee stock options	$ 29	474	0	0	0	0	503
Issuance of shares upon exercise of employee stock options, shares	104,346
Stock-based compensation	$ 0	392	0	0	0	0	392
Purchase of warrants previously granted by the Company	0	(375)	0	0	0	0	(375)
Foreign currency translation adjustments- the Company	0	0	0	3,129	0	0	3,129
Issue of shares to non-controlling interests	0	0	0	0	0	50	50
Comprehensive income (loss):
Net income (loss)	0	0	0	0	2,293	(26)	2,267
Adjustment to the redemption value of redeemable non-controlling interests	0	0	0	0	(576)	0	(576)
Foreign currency translation adjustments	0	0	1,200	0	0	0	1,200
Balance at Dec. 31, 2019	$ 6,750	94,696	(627)	5,924	(18,961)	24	87,806
Balance, shares at Dec. 31, 2019	23,153,985
Issuance of shares upon exercise of employee stock options	$ 3	38	0	0	0	0	41
Issuance of shares upon exercise of employee stock options, shares	10,000
Stock-based compensation	$ 0	231	0	0	0	0	231
Cash distribution paid to Company's shareholders	0	(25,000)	0	0	0	0	(25,000)
Foreign currency translation adjustments- the Company	0	0	0	3,180	0	0	3,180
Comprehensive income (loss):
Net income (loss)	0	0	0	0	360	(23)	337
Adjustment to the redemption value of redeemable non-controlling interests	0	0	0	0	(158)	0	(158)
Foreign currency translation adjustments	0	0	661	0	0	0	661
Balance at Dec. 31, 2020	$ 6,753	69,965	34	9,104	(18,759)	1	$ 67,098
Balance, shares at Dec. 31, 2020	23,163,985						23,163,985
Issuance of shares upon exercise of employee stock options	$ 43	391	0	0	0	0	$ 434
Issuance of shares upon exercise of employee stock options, shares	137,668
Stock-based compensation	$ 0	155	0	0	0	0	155
Cash distribution paid to Company's shareholders	0	(40,117)	0	0	0	0	(40,117)
Foreign currency translation adjustments- the Company	0	0	0	583	0	0	583
Comprehensive income (loss):
Net income (loss)	0	0	0	0	6,417	(1)	6,416
Realized foreign currency translation adjustments	0	0	1,442	0	0	0	1,442
Foreign currency translation adjustments	0	0	(254)	0	0	0	(254)
Balance at Dec. 31, 2021	$ 6,796	$ 30,394	$ 1,222	$ 9,687	$ (12,342)	$ 0	$ 35,757
Balance, shares at Dec. 31, 2021	23,301,653						23,301,653